Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Property and Equipment, Gross	$ 150	$ 1,029
Less accumulated depreciation and amortization	(90)	(331)
Property and equipment, net	60	698
Depreciation expense	121	330
Impairment charge	$ 500
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)
Machinery and Equipment [Member]
Property and equipment
Property and Equipment, Gross	$ 61	582
Furniture and Fixtures [Member]
Property and equipment
Property and Equipment, Gross	5	27
Computer hardware and software
Property and equipment
Property and Equipment, Gross	78	136
Tools, Dies and Molds [Member]
Property and equipment
Property and Equipment, Gross	$ 6	199
Leasehold Improvements [Member]
Property and equipment
Property and Equipment, Gross		19
Construction in Progress [Member]
Property and equipment
Property and Equipment, Gross		$ 66